NOTE 4 - LOSS PER SHARE INFORMATION: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Net Income (Loss)	$ (14,788)	$ (45,585)	$ (1,958)	$ (764)	$ (63,095)	$ (3,226)
Basic and Diluted Weighted-Average Shares Outstanding					1,489,954	78,904
Basic and Diluted Loss per share					$ (0.04)	$ (0.04)